PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and equipment, net
Gross	$ 902,979,292	$ 626,287,088	$ 448,626,717
Less: Accumulated depreciation	(185,542,927)	(115,637,197)	(61,442,832)
Total	717,436,365	510,649,891	387,183,885
Construction in progress	202,290,269	60,816,734	89,673,918
Property, plant and equipment, net	919,726,634	571,466,625	476,857,803
Depreciation of property, plant and equipment	69,837,152	52,279,855	34,120,465
Total carrying amount of pledged property, plant and equipment to secure bank borrowings	360,873,347	187,981,989	203,740,504
Buildings
Property and equipment, net
Gross	112,360,504	91,339,302	85,720,215
Plant and machinery
Property and equipment, net
Gross	708,782,109	473,066,882	314,607,086
Motor vehicles
Property and equipment, net
Gross	2,530,905	1,994,773	1,487,518
Electronic equipment, furniture and fixtures
Property and equipment, net
Gross	$ 79,305,774	$ 59,886,131	$ 46,811,898